Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Lease [Abstract]
Operating lease expenses	$ 151,214	$ 133,304	$ 104,557